Net Income Per Operating Partnership Unit	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
NET INCOME PER OPERATING PARTNERSHIP UNIT	NET INCOME PER CLASS A SHARE

The table below provides net income and the number of Class A shares used in the computations of “basic” net income per share, which utilizes the weighted-average number of Class A shares outstanding without regard to dilutive potential Class A shares, and “diluted” net income per share, which includes all such shares. Net income attributable to Class A shares, weighted average Class A shares outstanding and the effect of dilutive securities outstanding are presented for the period subsequent to the IPO Date. Net income per share has not been presented for the Class B shareholder as the Class B share is not entitled to any economic rights in the Company.

	Years ended		April 25 - December 31,
	2018	2017	2016
	(in thousands, except share amounts)
Numerator:
Income from continuing operations, net of tax	$214,139	$165,990	$35,346
Income from continuing operations attributable to noncontrolling interest	(155,220)	(124,215)	(5,408)
Income from continuing operations attributable to Class A shares - basic and diluted	58,919	41,775	29,938
Income from discontinued operations, net of tax	30,563	—	—
Income from discontinued operations attributable to noncontrolling interest	(22,417)	—	—
Income from discontinued operations attributable to Class A shares - basic and diluted	8,146	—	—
Net income attributable to Class A shares - basic and diluted	$67,065	$41,775	$29,938
Denominator:
Weighted average Class A shares outstanding (1) - basic	70,997,589	61,733,136	57,502,158
Effect of dilutive shares for diluted net income per Class A share (2)	188,085	183,410	249,331
Weighted average Class A shares outstanding (1) - diluted	71,185,674	61,916,546	57,751,489

(1)	Includes weighted average deferred share units granted to certain members of the board of directors.

(2)	No shares related to outstanding share-based compensation awards were excluded due to being antidilutive.
(3)
Diluted net income per Class A share does not assume conversion of the Operating Partnership units held by MGM as such conversion would be antidilutive.
NET INCOME PER OPERATING PARTNERSHIP UNIT

The table below provides net income and the number of Operating Partnership units used in the computations of “basic” net income per Operating Partnership unit, which utilizes the weighted-average number of Operating Partnership units outstanding without regard to dilutive potential Operating Partnership units, and “diluted” net income per Operating Partnership units, which includes all such Operating Partnership units. Net income attributable to Operating Partnership units, weighted average Operating Partnership units outstanding and the effect of dilutive securities outstanding are presented for the period subsequent to the IPO Date.

	Years ended		April 25 - December 31,
	2018	2017	2016
	(in thousands, except share amounts)
Numerator:
Income from continuing operations, net of tax	$214,139	$165,990	$119,729
Income from discontinued operations, net of tax	30,563	—	—
Net income - basic and diluted	$244,702	$165,990	$119,729

Denominator:
Weighted average Operating Partnership units outstanding (1) - basic	266,131,712	249,451,258	232,181,070
Effect of dilutive shares for diluted net income per Operating Partnership unit (2)	188,085	183,410	249,331
Weighted average Operating Partnership units outstanding (1) - diluted	266,319,797	249,634,668	232,430,401

(1)	Includes weighted average deferred share units granted to certain members of the Board of Directors.
(2)
No shares related to outstanding share-based compensation awards were excluded due to being antidilutive.